Operating Leases (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) m²	Dec. 31, 2024 USD ($) m²	Mar. 31, 2026 USD ($)
Operating Leases [Line Items]
Lease termination date		Dec. 31, 2030
Additional square feet (in Square Meters) | m²		1,664
Total square feet (in Square Meters) | m²	13,447	11,540
Total lease, cost	$ 206,000	$ 180,000
Annual payments	50
Operating lease liability (related party)	919,000
Operating Leases Contractual Term [Member]
Operating Leases [Line Items]
Base rent payment	6,000
Total lease, cost	150
Related Party [Member]
Operating Leases [Line Items]
Operating lease liability (related party)	919,000	945,000
Operating lease liability	886,000	879,000	$ 853,000
GERMANY | Related Party [Member]
Operating Leases [Line Items]
Operating lease liability (related party)	121	500
Operating lease liability	$ 121	$ 500